Concentrations of Risks (Tables)	12 Months Ended
Mar. 31, 2025
Concentrations of Risks [Abstract]
Schedule of Customer Revenue

The following table sets forth information as to each customer that accounted for top 5 of the Company’s revenue for the years ended March 31, 2025, 2024 and 2023.

	For The Years Ended March 31,
	2025		2024		2023
Customer	Amount	% of Total	Amount	% of Total	Amount	% of Total
Customer A	$7,302,763	20.0%	$3,249,921	8.9%	$—	—%
Customer B	5,122,292	14.0%	5,916,155	16.1%	2,304,418	17.6%
Customer C	3,185,760	8.7%	—	—	—	—
Customer D	2,013,648	5.5%	—	—	—	—
Customer E	1,570,496	4.3%	—	—	—	—
Customer F	—	—	4,677,343	12.8%	656,407	5.0%
Customer G	357,598	1.0%	2,879,936	7.9%	2,145,998	16.4%
Customer H	—	—	1,679,430	4.6%	—	—
Customer I	—	—	—	—	1,872,624	14.3%
Customer J	—	—	—	—	1,649,313	12.6%
Customer K	—	—	—	—	761,268	5.9%
Total	$19,552,557	53.5%	$18,402,785	50.3%	$9,390,028	71.8%

The following table sets forth information as to each customer that accounted for top 5 of the Company’s accounts receivable as of March 31, 2025 and 2024.

	March 31, 2025		March 31, 2024
Customer	Amount	% of Total	Amount	% of Total
Customer C	$3,061,529	16.0%	$—	—
Customer D	1,984,080	10.4%	—	—
Customer E	1,764,786	9.2%	—	—
Customer L	1,507,917	7.9%	1,343,604	10.1%
Customer M	1,254,796	6.6%	—	—
Customer F	—	—	2,715,963	20.4%
Customer A	634,844	3.3%	2,768,973	20.9%
Customer K	413,633	2.2%	1,006,753	7.6%
Customer L	—	—	906,795	6.8%
Total	$10,621,585	55.6%	$8,742,088	65.8%

The following table sets forth information as to each supplier that accounted for top 5 of the Company’s purchase for the years ended March 31, 2025, 2024 and 2023.

	For The Years Ended March 31,
	2025		2024		2023
Supplier	Amount	% of Total	Amount	% of Total	Amount	% of Total
Supplier A	$3,814,108	14.1%	$4,750,572	16.6%	$4,030,149	41.5%
Supplier B	3,464,892	12.9%	—	—	—	—
Supplier C	2,867,148	10.6%	—	—	—	—
Supplier D	1,820,598	6.8%	—	—	—	—
Supplier E	1,261,080	4.7%	—	—	—	—
Supplier F	—	—	6,792,896	23.7%	649,908	6.7%
Supplier G	—	—	2,748,777	9.6%	—	—
Supplier H	1,003,452	3.7%	2,570,880	9.0%	—	—
Supplier I	—	—	1,682,340	5.9%	—	—
Supplier J	—	—	—	—	1,448,492	14.9%
Supplier K	—	—	—	—	728,847	7.5%
Supplier L	—	—	—	—	715,380	7.4%
Total	$14,231,278	52.8%	$18,545,465	64.8%	$7,572,776	78.0%